Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Disclosure [Line Items]
Unrecognized tax benefits	$ 2,478,000	$ 2,321,000	$ 1,994,000	$ 1,630,000
Current year income tax positions that would affect income tax expense if recognized	100,000
Cumulative amount of amortization deductions	9,300,000
Stock option deductions	4,800,000
Tax benefit from exercise of stock options	1,865,000
Minimum
Income Tax Disclosure [Line Items]
Federal research credit carryforwards expiration year	2022
Maximum
Income Tax Disclosure [Line Items]
Federal research credit carryforwards expiration year	2031
Federal
Income Tax Disclosure [Line Items]
Federal income tax net operating loss carry forwards	38,200,000
Tax deduction benefits related to stock option	2,700,000
Research and development carryforwards amount	2,600,000
Federal | Minimum
Income Tax Disclosure [Line Items]
Net operating loss carryforwards, expiration year	2023
Federal | Maximum
Income Tax Disclosure [Line Items]
Net operating loss carryforwards, expiration year	2029
State
Income Tax Disclosure [Line Items]
State income tax net operating loss carry forwards	36,900,000
Tax deduction benefits related to stock option	1,200,000
State | Minimum
Income Tax Disclosure [Line Items]
Net operating loss carryforwards, expiration year	2017
State | Maximum
Income Tax Disclosure [Line Items]
Net operating loss carryforwards, expiration year	2031
California
Income Tax Disclosure [Line Items]
Research and development carryforwards amount	$ 1,400,000